Financial Instruments - Cash Flow Hedges - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	May 31, 2015
Disclosure Of Financial Instruments [Abstract]
Bonds issued			£ 600
Deferred tax charge (credit) in respect of hedge reserve gains (losses)	£ 8	£ (1)
Cash flow hedge gain (loss) recognised in revenue	20	90
Cash flow hedge gain (loss) recognised in finance costs	3	65
Tax credits in relation to cash flow hedges	£ 3	£ 1